Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 10, 2016
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAAX
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLACX
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAIX
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLARX
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLASX
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLATX
The Hartford Global All-Asset Fund | The Hartford Global All-Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAYX